UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05689

DWS Multi-Market Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2013 Semiannual Report to Shareholders

DWS Multi-Market Income Trust Ticker Symbol: KMM

Contents
4 Performance Summary
6 Portfolio Management
6 Portfolio Summary
8 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Cash Flows
38 Statement of Changes in Net Assets
39 Financial Highlights
41 Notes to Financial Statements
53 Dividend Reinvestment Plan
55 Additional Information
57 Privacy Statement

The fund's investment objective is to provide high current income consistent with prudent total return asset management.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2013 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/13
DWS Multi-Market Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	4.02%	14.94%	12.22%	11.52%
Based on Market Price(a)	3.33%	10.06%	14.70%	11.40%
Credit Suisse High Yield Index(b)	5.78%	14.18%	10.15%	9.26%
Morningstar Closed-End Multisector Bond Funds Category (based on Net Asset Value)(c)	6.04%	18.51%	11.58%	9.05%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2013 was 1.68% (1.00% excluding interest expense).

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End Multisector Bond Funds category represents multisector-bond portfolios that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds and high-yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Multisector Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/13	As of 11/30/12
Net Asset Value	$10.26	$10.29
Market Price	$10.41	$10.51

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/13: Income Dividends	$.46
May Income Dividend	$.0700
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/13†	8.19%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/13†	8.07%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 101.8%
Consumer Discretionary 16.3%
AMC Entertainment, Inc., 8.75%, 6/1/2019		735,000	806,662
AMC Networks, Inc., 7.75%, 7/15/2021		130,000	147,225
APX Group, Inc., 144A, 6.375%, 12/1/2019		295,000	294,262
Arcelik AS, 144A, 5.0%, 4/3/2023		815,000	819,075
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	262,334
8.375%, 11/15/2020		300,000	336,000
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		290,000	292,900
8.25%, 1/15/2019		365,000	397,394
BC Mountain LLC, 144A, 7.0%, 2/1/2021		280,000	296,800
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	629,300
Boyd Gaming Corp., 9.0%, 7/1/2020		215,000	231,663
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	752,337
Cablevision Systems Corp., 8.0%, 4/15/2020		85,000	96,263
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		575,000	547,687
11.25%, 6/1/2017		1,075,000	1,123,375
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		320,000	336,800
CCO Holdings LLC:
5.25%, 9/30/2022		2,035,000	2,035,000
5.75%, 1/15/2024		365,000	368,650
6.625%, 1/31/2022		675,000	725,625
7.375%, 6/1/2020		85,000	94,881
8.125%, 4/30/2020		95,000	106,163
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		165,000	172,013
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		355,000	348,344
144A, 6.375%, 9/15/2020		1,630,000	1,703,350
144A, 8.625%, 11/15/2017		1,601,000	1,708,267
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		110,000	106,700
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		195,000	211,088
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		355,000	372,750
Series B, 144A, 6.5%, 11/15/2022		525,000	553,875
Series A, 7.625%, 3/15/2020		85,000	89,888
Series B, 7.625%, 3/15/2020		865,000	919,062
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		35,000	34,913
Columbus International, Inc., 144A, 11.5%, 11/20/2014		1,000,000	1,112,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		215,000	245,100
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		265,000	271,625
DISH DBS Corp.:
4.625%, 7/15/2017		1,160,000	1,160,000
144A, 5.0%, 5/15/2017		375,000	375,000
6.75%, 6/1/2021		110,000	116,325
7.125%, 2/1/2016		345,000	377,775
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		290,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		290,000	293,625
Harron Communications LP, 144A, 9.125%, 4/1/2020		605,000	673,062
Hertz Corp., 144A, 4.25%, 4/1/2018		2,160,000	2,219,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		520,000	553,150
L Brands, Inc., 7.0%, 5/1/2020		230,000	268,237
Libbey Glass, Inc., 6.875%, 5/15/2020		171,000	185,108
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	420,712
LKQ Corp., 144A, 4.75%, 5/15/2023		430,000	428,925
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		215,000	219,838
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	634,400
Mediacom LLC:
7.25%, 2/15/2022		165,000	179,438
9.125%, 8/15/2019		530,000	585,650
MGM Resorts International:
6.625%, 12/15/2021		870,000	942,862
144A, 6.75%, 10/1/2020		125,000	136,250
7.625%, 1/15/2017		390,000	445,087
8.625%, 2/1/2019		1,285,000	1,519,512
10.0%, 11/1/2016		160,000	193,400
National CineMedia LLC:
6.0%, 4/15/2022		320,000	343,200
7.875%, 7/15/2021		360,000	403,200
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	647,900
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	304,237
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		85,000	87,019
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	302,375
Regal Entertainment Group, 5.75%, 2/1/2025		70,000	69,825
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		215,000	210,700
SACI Falabella, 144A, 3.75%, 4/30/2023		500,000	478,750
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	178,875
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	352,275
144A, 7.804%, 10/1/2020		455,000	493,675
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		415,000	412,925
Starz LLC, 5.0%, 9/15/2019		230,000	233,450
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		360,000	364,500
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	268,125
UCI International, Inc., 8.625%, 2/15/2019		165,000	170,775
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,320,000	1,346,400
144A, 7.5%, 3/15/2019		300,000	325,500
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	883,073
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	90,313
144A, 7.875%, 11/1/2020		185,000	202,575
144A, 8.5%, 5/15/2021		105,000	113,663
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	715,000	1,023,275
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		295,000	331,875
Visant Corp., 10.0%, 10/1/2017		305,000	292,037
Visteon Corp., 6.75%, 4/15/2019		244,000	260,470
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	255,000
			40,923,614
Consumer Staples 3.5%
Ajecorp BV, 144A, 6.5%, 5/14/2022		850,000	918,000
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	204,994
B&G Foods, Inc., 4.625%, 6/1/2021 (b)		340,000	339,150
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		130,000	139,750
Constellation Brands, Inc.:
3.75%, 5/1/2021		360,000	351,000
6.0%, 5/1/2022		150,000	168,375
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,000,000	1,142,500
Del Monte Corp., 7.625%, 2/15/2019		580,000	601,025
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	552,500
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		240,000	263,400
MHP SA, 144A, 8.25%, 4/2/2020		1,300,000	1,282,651
NBTY, Inc., 9.0%, 10/1/2018		185,000	203,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		220,000	239,250
Smithfield Foods, Inc.:
6.625%, 8/15/2022		570,000	648,375
7.75%, 7/1/2017		590,000	685,875
Sun Products Corp., 144A, 7.75%, 3/15/2021		505,000	510,050
Tops Holding Corp., 144A, 8.875%, 12/15/2017		145,000	159,500
U.S. Foods, Inc., 8.5%, 6/30/2019		290,000	310,662
			8,720,557
Energy 15.3%
Access Midstream Partners LP:
4.875%, 5/15/2023		355,000	350,563
6.125%, 7/15/2022		500,000	535,000
Afren PLC, 144A, 10.25%, 4/8/2019		700,000	823,438
Arch Coal, Inc.:
7.0%, 6/15/2019		165,000	148,500
7.25%, 10/1/2020		150,000	134,250
Berry Petroleum Co.:
6.375%, 9/15/2022		285,000	295,688
6.75%, 11/1/2020		615,000	662,662
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		285,000	309,225
8.625%, 10/15/2020		150,000	165,000
Chaparral Energy, Inc., 7.625%, 11/15/2022		255,000	275,400
Chesapeake Energy Corp., 7.25%, 12/15/2018		1,975,000	2,276,187
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		315,000	330,750
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	423,750
Cloud Peak Energy Resources LLC, 8.5%, 12/15/2019		80,000	88,000
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		85,000	85,850
5.0%, 9/15/2022		255,000	263,925
7.125%, 4/1/2021		230,000	258,175
7.375%, 10/1/2020		245,000	276,238
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		445,000	475,038
Crosstex Energy LP, 7.125%, 6/1/2022		155,000	165,850
Denbury Resources, Inc., 4.625%, 7/15/2023		695,000	672,412
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		585,000	633,262
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		115,000	120,463
El Paso LLC, 7.25%, 6/1/2018		405,000	470,228
EP Energy LLC:
6.875%, 5/1/2019		520,000	561,600
7.75%, 9/1/2022		125,000	139,375
9.375%, 5/1/2020		120,000	136,050
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		635,000	677,862
EV Energy Partners LP, 8.0%, 4/15/2019		1,280,000	1,315,200
Frontier Oil Corp., 6.875%, 11/15/2018		270,000	292,950
Global Geophysical Services, Inc., 10.5%, 5/1/2017		330,000	295,350
Halcon Resources Corp.:
8.875%, 5/15/2021		565,000	574,888
9.75%, 7/15/2020		230,000	238,913
Holly Energy Partners LP:
6.5%, 3/1/2020		165,000	175,313
8.25%, 3/15/2018		410,000	441,775
HollyFrontier Corp., 9.875%, 6/15/2017		620,000	651,744
KazMunayGas National Co. JSC, 144A, 5.75%, 4/30/2043		200,000	191,000
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		350,000	363,125
Linn Energy LLC:
144A, 6.25%, 11/1/2019		855,000	861,412
6.5%, 5/15/2019		1,775,000	1,806,062
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		1,175,000	1,204,375
144A, 6.5%, 3/15/2021		325,000	336,375
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		505,000	507,525
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		670,000	666,650
144A, 10.75%, 10/1/2020		165,000	176,550
Murray Energy Corp., 144A, 8.625%, 6/15/2021		70,000	72,100
Newfield Exploration Co., 5.75%, 1/30/2022		305,000	326,350
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		875,000	910,000
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		240,000	259,200
6.875%, 1/15/2023		175,000	190,750
7.25%, 2/1/2019		750,000	808,125
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021		1,900,000	2,048,200
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		580,000	598,850
7.5%, 11/1/2019		420,000	453,600
Pacific Drilling SA, 144A, 5.375%, 6/1/2020 (b)		340,000	336,600
Plains Exploration & Production Co.:
6.125%, 6/15/2019		345,000	378,638
6.75%, 2/1/2022		760,000	849,300
6.875%, 2/15/2023		740,000	837,125
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	598,900
Range Resources Corp., 144A, 5.0%, 3/15/2023		140,000	141,400
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		145,000	143,550
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,250,000	1,366,775
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		980,000	983,675
144A, 5.625%, 4/15/2023		220,000	220,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		145,000	161,675
SandRidge Energy, Inc., 7.5%, 3/15/2021		720,000	741,600
SESI LLC:
6.375%, 5/1/2019		335,000	361,800
7.125%, 12/15/2021		1,050,000	1,178,625
Swift Energy Co., 7.875%, 3/1/2022		410,000	428,450
Talos Production LLC, 144A, 9.75%, 2/15/2018		545,000	545,000
Tesoro Corp., 5.375%, 10/1/2022		215,000	225,750
Venoco, Inc., 8.875%, 2/15/2019		410,000	410,000
WPX Energy, Inc., 5.25%, 1/15/2017		955,000	1,014,687
			38,444,673
Financials 16.9%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		130,000	124,800
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,040,000	1,125,800
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	504,000
Ally Financial, Inc.:
6.25%, 12/1/2017		740,000	814,406
8.0%, 3/15/2020		870,000	1,035,300
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		145,000	149,713
Altice Financing SA, 144A, 7.875%, 12/15/2019		335,000	370,594
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	179,850
7.0%, 5/20/2022		165,000	179,025
Antero Resources Finance Corp., 7.25%, 8/1/2019		415,000	448,200
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	491,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		465,000	481,856
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		604,200	632,899
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,420,000	1,490,290
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	1,000,000	462,695
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		295,000	307,538
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		1,000,000	1,010,000
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		365,000	351,313
Case New Holland, Inc., 7.875%, 12/1/2017		830,000	975,250
CIT Group, Inc., 4.25%, 8/15/2017		1,850,000	1,905,500
CNH Capital LLC, 144A, 3.625%, 4/15/2018		575,000	579,312
E*TRADE Financial Corp.:
6.0%, 11/15/2017		1,927,000	2,008,897
6.375%, 11/15/2019		1,002,000	1,052,100
6.75%, 6/1/2016		520,000	556,400
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		160,000	175,200
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021		430,000	489,798
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		330,000	362,175
144A, 5.875%, 1/31/2022		285,000	319,200
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		255,000	283,688
144A, 6.5%, 9/15/2018		170,000	193,800
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		145,000	143,731
Hellas Telecommunications Finance SCA, 144A, 8.21%**, 7/15/2015 (PIK)*	EUR	278,431	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		145,000	150,800
8.875%, 2/1/2018		595,000	621,031
International Lease Finance Corp.:
3.875%, 4/15/2018		1,060,000	1,061,325
4.625%, 4/15/2021		500,000	496,250
6.25%, 5/15/2019		465,000	508,012
8.625%, 1/15/2022		460,000	573,850
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	673,409
Level 3 Financing, Inc.:
7.0%, 6/1/2020		550,000	573,375
8.125%, 7/1/2019		290,000	313,925
8.625%, 7/15/2020		240,000	264,000
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		1,000,000	1,053,750
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		270,000	295,650
(REIT), 6.875%, 5/1/2021		415,000	458,575
National Money Mart Co., 10.375%, 12/15/2016		450,000	482,062
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		245,000	259,700
144A, 5.875%, 3/15/2022		405,000	431,325
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		70,000	70,175
NII Capital Corp., 7.625%, 4/1/2021		220,000	183,150
Odebrecht Finance Ltd., 144A, 7.125%, 6/26/2042		1,000,000	1,070,000
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		1,000,000	951,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		575,000	583,625
6.875%, 2/15/2021		760,000	811,300
7.125%, 4/15/2019		2,230,000	2,374,950
8.25%, 2/15/2021		155,000	158,100
8.5%, 5/15/2018		100,000	105,000
9.875%, 8/15/2019		100,000	109,000
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		390,000	383,175
144A, 7.75%, 2/15/2017		610,000	686,250
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		165,000	174,488
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		250,000	265,625
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	381,600
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		365,000	358,613
Turkiye Halk Bankasi AS, 144A, 4.875%, 7/19/2017		1,000,000	1,046,870
U.S. Coatings Acquisition, Inc., 144A, 7.375%, 5/1/2021		175,000	184,625
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,115,000	2,252,475
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		320,000	352,800
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		330,000	356,400
Vale Overseas Ltd., 6.875%, 11/10/2039		1,200,000	1,292,414
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		290,000	297,975
144A, 7.25%, 2/15/2018		365,000	380,513
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		131,000	138,205
			42,390,347
Health Care 6.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		730,000	797,525
Biomet, Inc.:
144A, 6.5%, 8/1/2020		500,000	526,250
144A, 6.5%, 10/1/2020		145,000	146,813
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,405,000	2,507,212
7.125%, 7/15/2020		2,715,000	2,979,712
HCA Holdings, Inc., 7.75%, 5/15/2021		805,000	889,525
HCA, Inc.:
5.875%, 3/15/2022		415,000	455,463
6.5%, 2/15/2020		2,865,000	3,230,287
7.5%, 2/15/2022		1,245,000	1,450,425
Hologic, Inc., 6.25%, 8/1/2020		300,000	320,625
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	385,988
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		240,000	271,200
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	261,600
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		550,000	533,500
144A, 4.5%, 4/1/2021		70,000	68,775
6.25%, 11/1/2018		1,550,000	1,716,625
			16,541,525
Industrials 8.7%
Accuride Corp., 9.5%, 8/1/2018		235,000	244,988
Aguila 3 SA, 144A, 7.875%, 1/31/2018		685,000	737,231
Air Lease Corp.:
4.75%, 3/1/2020		415,000	421,225
6.125%, 4/1/2017		685,000	738,087
BE Aerospace, Inc., 6.875%, 10/1/2020		235,000	257,912
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	518,887
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		650,000	676,000
144A, 7.75%, 3/15/2020		1,700,000	1,989,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		785,000	753,600
Clean Harbors, Inc., 5.125%, 6/1/2021		375,000	386,250
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	211,575
Ducommun, Inc., 9.75%, 7/15/2018		250,000	277,500
DynCorp International, Inc., 10.375%, 7/1/2017		635,000	650,875
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,300,000	1,288,950
Florida East Coast Railway Corp., 8.125%, 2/1/2017		155,000	165,075
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		295,000	311,962
6.75%, 10/1/2020		1,095,000	1,171,650
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	252,038
GenCorp, Inc., 144A, 7.125%, 3/15/2021		1,040,000	1,112,800
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		1,800,000	2,088,000
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	422,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		85,000	93,288
Interline Brands, Inc., 7.5%, 11/15/2018		395,000	422,650
Iron Mountain, Inc., 5.75%, 8/15/2024		350,000	354,375
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		575,000	615,250
Meritor, Inc.:
6.75%, 6/15/2021		260,000	256,750
10.625%, 3/15/2018		225,000	246,656
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		290,000	282,025
8.875%, 11/1/2017		175,000	184,188
Navios South American Logistics, Inc.:
144A, 9.25%, 4/15/2019		40,000	43,500
9.25%, 4/15/2019		205,000	222,938
Nortek, Inc., 8.5%, 4/15/2021		315,000	344,925
Ply Gem Industries, Inc., 9.375%, 4/15/2017		72,000	78,480
Rexel SA, 144A, 5.25%, 6/15/2020		390,000	397,800
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		330,000	353,100
Titan International, Inc.:
7.875%, 10/1/2017		685,000	732,950
144A, 7.875%, 10/1/2017		190,000	203,300
TransDigm, Inc., 7.75%, 12/15/2018		500,000	545,625
U.S. Airways Group, Inc., 6.125%, 6/1/2018		340,000	331,075
United Rentals North America, Inc.:
6.125%, 6/15/2023		35,000	36,663
7.375%, 5/15/2020		455,000	499,362
7.625%, 4/15/2022		455,000	503,912
Watco Companies LLC, 144A, 6.375%, 4/1/2023		220,000	231,550
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	216,000
			21,871,967
Information Technology 3.5%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	387,575
CDW LLC, 8.5%, 4/1/2019		625,000	691,406
CyrusOne LP, 144A, 6.375%, 11/15/2022		145,000	154,788
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	260,263
EarthLink, Inc., 144A, 7.375%, 6/1/2020		345,000	339,825
Equinix, Inc.:
4.875%, 4/1/2020		375,000	381,562
5.375%, 4/1/2023		995,000	1,027,337
7.0%, 7/15/2021		335,000	372,688
First Data Corp.:
144A, 6.75%, 11/1/2020		1,010,000	1,055,450
144A, 7.375%, 6/15/2019		365,000	385,075
144A, 8.875%, 8/15/2020		635,000	701,675
144A, 10.625%, 6/15/2021		290,000	291,450
144A, 11.25%, 1/15/2021		190,000	194,275
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		700,000	764,750
7.625%, 6/15/2021		335,000	374,362
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		285,000	280,013
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	431,000
NXP BV, 144A, 3.75%, 6/1/2018		540,000	531,900
VeriSign, Inc., 144A, 4.625%, 5/1/2023		285,000	286,425
			8,911,819
Materials 10.0%
APERAM:
144A, 7.375%, 4/1/2016		150,000	151,125
144A, 7.75%, 4/1/2018		155,000	154,225
Axiall Corp., 144A, 4.875%, 5/15/2023		85,000	85,425
Berry Plastics Corp.:
9.5%, 5/15/2018		235,000	257,325
9.75%, 1/15/2021		305,000	352,275
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		215,000	223,063
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		430,000	423,550
Cemex SAB de CV, 144A, 9.5%, 6/15/2018		1,300,000	1,452,750
Clearwater Paper Corp., 7.125%, 11/1/2018		515,000	557,487
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	352,625
Crown Americas LLC, 6.25%, 2/1/2021		70,000	76,475
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		175,000	176,313
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,620,000	1,506,600
144A, 9.875%, 6/15/2015		150,000	115,500
Exopack Holding Corp., 10.0%, 6/1/2018		335,000	350,913
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		490,000	496,125
144A, 6.875%, 4/1/2022		350,000	353,500
144A, 7.0%, 11/1/2015		515,000	530,450
144A, 8.25%, 11/1/2019		410,000	432,550
Greif, Inc., 7.75%, 8/1/2019		870,000	1,026,600
Huntsman International LLC:
4.875%, 11/15/2020		330,000	333,300
8.625%, 3/15/2020		455,000	502,775
8.625%, 3/15/2021		185,000	206,738
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		435,000	398,025
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		810,000	824,175
144A, 8.75%, 6/1/2020		475,000	511,812
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023		500,000	490,696
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	445,362
KGHM International Ltd., 144A, 7.75%, 6/15/2019		900,000	940,500
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	2,033,850
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	383,704
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	387,113
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	413,000
Polymer Group, Inc., 7.75%, 2/1/2019		415,000	447,162
PolyOne Corp., 144A, 5.25%, 3/15/2023		820,000	842,550
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		1,800,000	1,836,000
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		370,000	392,200
144A, 8.25%, 1/15/2021		225,000	240,750
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		1,200,000	1,131,000
Sealed Air Corp., 144A, 5.25%, 4/1/2023		70,000	70,700
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		1,000,000	981,250
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	581,787
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,596,300
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		14,673	14,673
			25,080,298
Telecommunication Services 15.5%
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	380,225
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		145,000	149,894
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		1,360,000	1,445,000
8.75%, 3/15/2018		1,185,000	1,214,625
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		1,500,000	1,473,750
CPI International, Inc., 8.0%, 2/15/2018		180,000	190,350
Cricket Communications, Inc., 7.75%, 10/15/2020		2,140,000	2,134,650
Crown Castle International Corp., 7.125%, 11/1/2019		325,000	352,625
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		625,000	665,625
144A, 10.5%, 4/15/2018		320,000	347,488
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	207,500
144A, 8.25%, 9/1/2017		2,015,000	2,095,600
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	281,038	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,925,000	2,011,625
7.625%, 4/15/2024		155,000	162,362
8.25%, 4/15/2017		441,000	513,765
8.5%, 4/15/2020		665,000	761,425
8.75%, 4/15/2022		85,000	95,838
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023 (b)		870,000	852,600
144A, 6.625%, 12/15/2022 (b)		340,000	354,025
7.25%, 10/15/2020		1,625,000	1,763,125
7.5%, 4/1/2021		1,605,000	1,763,494
8.5%, 11/1/2019		835,000	916,412
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		945,000	993,431
144A, 8.125%, 6/1/2023		145,000	155,150
11.25%, 2/4/2017		820,000	867,560
Level 3 Communications, Inc., 8.875%, 6/1/2019		45,000	48,825
Lynx I Corp., 144A, 5.375%, 4/15/2021		200,000	208,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		600,000	642,000
144A, 6.625%, 4/1/2023		360,000	380,700
7.875%, 9/1/2018		580,000	632,200
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		800,000	790,000
Pacnet Ltd., 144A, 9.25%, 11/9/2015		512,000	529,920
SBA Communications Corp., 144A, 5.625%, 10/1/2019		285,000	293,550
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	106,215
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,950,000	3,186,000
6.0%, 11/15/2022		495,000	509,850
9.125%, 3/1/2017		235,000	274,950
Syniverse Holdings, Inc., 9.125%, 1/15/2019		90,000	98,325
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		1,300,000	1,300,000
Telesat Canada, 144A, 6.0%, 5/15/2017		3,330,000	3,479,850
tw telecom holdings, Inc., 5.375%, 10/1/2022		400,000	414,000
Windstream Corp.:
6.375%, 8/1/2023		350,000	345,625
7.0%, 3/15/2019		340,000	346,800
7.5%, 6/1/2022		240,000	254,400
7.5%, 4/1/2023		590,000	619,500
7.75%, 10/15/2020		250,000	266,875
7.75%, 10/1/2021		490,000	526,750
7.875%, 11/1/2017		1,155,000	1,328,250
8.125%, 9/1/2018		535,000	580,475
			39,031,204
Utilities 5.5%
AES Corp.:
4.875%, 5/15/2023		145,000	142,463
8.0%, 10/15/2017		255,000	298,988
8.0%, 6/1/2020		375,000	450,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		576,000	624,960
144A, 7.875%, 7/31/2020		639,000	702,900
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,844,035
DPL, Inc., 6.5%, 10/15/2016		1,885,000	2,031,087
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		400,000	292,000
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		100,000	113,875
11.0%, 10/1/2021		770,000	850,850
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		1,500,000	1,665,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		662,392	712,072
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		1,300,000	1,306,110
NRG Energy, Inc.:
7.625%, 1/15/2018		285,000	321,337
8.25%, 9/1/2020		90,000	100,913
Transportadora de Gas del Peru SA, 144A, 4.25%, 4/30/2028		1,400,000	1,326,500
			13,783,090
Total Corporate Bonds (Cost $246,432,013)			255,699,094

Government & Agency Obligations 16.7%
Sovereign Bonds
Dominican Republic, 144A, 7.5%, 5/6/2021		3,300,000	3,737,250
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,077,622
Mexican Bonos:
Series M, 7.75%, 5/29/2031	MXN	820,000	74,787
Series M 20, 8.5%, 5/31/2029	MXN	820,000	80,674
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	816	174
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,500,000	1,560,000
Republic of Croatia:
144A, 6.25%, 4/27/2017		1,065,000	1,152,021
144A, 6.375%, 3/24/2021		3,560,000	3,887,413
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,321,450
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	196,875
Republic of Hungary:
4.125%, 2/19/2018		1,640,000	1,634,260
5.375%, 2/21/2023		3,430,000	3,417,138
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,450,000	1,801,625
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,732,300
Republic of Poland, 5.125%, 4/21/2021		3,710,000	4,220,125
Republic of Serbia, 144A, 7.25%, 9/28/2021		1,740,000	1,929,660
Republic of South Africa, 6.875%, 5/27/2019		185,000	220,381
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	991,900
Russian Federation:
144A, 5.0%, 4/29/2020		8,005,000	8,905,562
REG S, 7.5%, 3/31/2030		1,561,315	1,896,998
Series 6207, 8.15%, 2/3/2027	RUB	2,000,000	66,550
Total Government & Agency Obligations (Cost $37,625,375)			41,904,765

Loan Participations and Assignments 24.4%
Senior Loans** 22.9%
Consumer Discretionary 8.3%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus, 9.25%, 4/22/2015*		36,046	16,852
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		731,325	739,289
Caesars Entertainment Operating Co., Term Loan B6, 5.443%, 1/26/2018		122,153	109,508
Charter Communications Operating LLC, Term Loan E, 3.0%, 4/10/2020		2,345,000	2,336,945
Clear Channel Communications, Inc., Term Loan B, 3.844%, 1/29/2016		372,389	346,944
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		495,000	514,387
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		3,520,000	3,551,785
PETCO Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		546,207	552,352
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,015,740	1,004,952
Term Loan B2, 4.25%, 8/7/2019		2,512,375	2,497,929
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,940,000	3,952,805
Tomkins LLC:
First Lien Term Loan, 5.0%, 11/9/2018		643,388	651,163
Term Loan B2, 3.75%, 9/29/2016		4,044,961	4,082,903
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		583,601	583,342
			20,941,156
Consumer Staples 2.8%
Albertson's LLC:
Term Loan, 5.75%, 3/21/2016		1,290,000	1,299,882
Term Loan B1, 4.25%, 3/21/2016		440,967	444,345
Term Loan B2, 4.75%, 3/21/2019		839,033	842,703
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,405,853	1,415,265
HJ Heinz Co., Term Loan B2, 3.5%, 3/27/2020		2,570,000	2,596,445
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		445,000	446,159
			7,044,799
Energy 3.5%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,340,000	1,377,989
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,340,000	2,359,012
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,472,273	1,465,662
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		295,000	297,213
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,000,000	2,018,120
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		1,118,539	1,129,725
			8,647,721
Financials 0.9%
Calpine Construction Finance Co., LP, Term Loan 1, 3.0%, 4/24/2020		2,345,000	2,336,206
Health Care 1.1%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		1,213,908	1,219,364
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		142,811	144,132
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.3%, 3/15/2018		175,439	177,061
Term Loan B1, 4.25%, 3/15/2018		403,022	406,751
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		317,586	320,524
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		450,000	452,250
			2,720,082
Industrials 1.8%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		771,125	786,547
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		2,056,734	2,084,500
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,561,088	1,566,942
			4,437,989
Information Technology 1.1%
First Data Corp., Term Loan, 4.193%, 3/24/2017		2,840,000	2,838,765
Telecommunication Services 3.4%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		4,408,071	4,430,133
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		55,000	55,440
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		3,990,000	3,998,978
			8,484,551
Sovereign Loans 1.5%
Financials 1.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,385,000	1,467,338
Sberbank of Russia, 144A, 5.125%, 10/29/2022		1,000,000	986,540
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,067,937
			3,521,815
Materials 0.1%
Uralkali OJSC, 144A, 3.723%, 4/30/2018		200,000	194,000
Total Loan Participations and Assignments (Cost $60,727,944)			61,167,084

Convertible Bonds 0.4%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		235,000	421,678
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		428,424	663,543
Total Convertible Bonds (Cost $659,066)			1,085,221

Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $449,395)		675,000	624,375

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (c) (Cost $15,000)	45	156,492

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	323	1,938
Trump Entertainment Resorts, Inc.*	32	0
Vertis Holdings, Inc.*	294	0
		1,938
Industrials 0.0%
Congoleum Corp.*	7,900	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	4,236
GEO Specialty Chemicals, Inc. 144A*	649	386
Wolverine Tube, Inc.*	2,790	50,555
		55,177
Total Common Stocks (Cost $164,008)		57,115

Preferred Stock 0.2%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $563,169)	600	588,263

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	39,514	23,199
Hercules Trust II, Expiration Date 3/31/2029*	400	5,972
		29,171
Total Warrants (Cost $87,876)		29,171

	Contracts	Value ($)

Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate — 3.583% - Receive Floating — LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	300,000	14,227
Pay Fixed Rate — 3.635% - Receive Floating — LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	900,000	40,534
Pay Fixed Rate — 3.72% - Receive Floating — LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	900,000	37,829
Total Call Options Purchased (Cost $103,005)		92,590

	Shares	Value ($)

Cash Equivalents 6.5%
Central Cash Management Fund, 0.07% (d) (Cost $16,362,639)	16,362,639	16,362,639

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $363,189,490)†	150.4	377,766,809
Other Assets and Liabilities, Net	(4.6)	(11,573,056)
Notes Payable	(45.8)	(115,000,000)
Net Assets	100.0	251,193,753

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	USD	36,046	35,155	16,852
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	281,038	382,577	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	USD	290,000	292,813	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	EUR	278,431	79,885	0
					790,430	16,852

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2013.

† The cost for federal income tax purposes was $363,814,440. At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $13,952,369. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,249,132 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,296,763.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC	June 2010	15,000	156,492	0.06

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At May 31, 2013, the Fund had an unfunded loan commitment of $520,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	520,000	520,000	—

At May 31, 2013, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)
Call Options Receive Fixed — 4.083% - Pay Floating — LIBOR	5/11/2016 5/11/2026	300,000	5/9/2016	10,200	(9,869)
Receive Fixed — 4.135% - Pay Floating — LIBOR	4/27/2016 4/27/2026	900,000	4/25/2016	33,300	(27,944)
Receive Fixed — 4.22% - Pay Floating — LIBOR	4/22/2016 4/22/2026	900,000	4/20/2016	32,085	(26,052)
Total				75,585	(63,865)

(e) Unrealized appreciation on written options on interest rate swap contracts at May 31, 2013 was $11,720.

At May 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	1,285,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	32,161	(6,395)	38,556
6/21/2010 9/20/2015	1,555,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	172,182	(35,560)	207,742
12/20/2011 3/20/2017	565,000	3	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	82,039	18,113	63,926
9/20/2012 12/20/2017	720,000	4	5.0%	General Motors Co., 3.3%, 12/20/2017, BB+	104,504	48,750	55,754
12/20/2012 12/20/2017	1,500,000	2	5.0%	Markit Dow Jones CDX North America High Yield Index	104,248	29,897	74,351
Total unrealized appreciation							440,329

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Bank of America

3 Credit Suisse

4 UBS AG

At May 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,789,623	USD	2,321,409	6/19/2013	(4,890)	Citigroup, Inc.

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro MXN Mexican Peso RUB Russian Ruble USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, credit default swap contracts, forward foreign currency exchange contracts and written options contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$255,684,421	$14,673	$255,699,094
Government & Agency Obligations	—	41,904,765	—	41,904,765
Loan Participations and Assignments	—	61,167,084	—	61,167,084
Convertible Bonds	—	421,678	663,543	1,085,221
Preferred Securities	—	624,375	—	624,375
Other Investments	—	—	156,492	156,492
Common Stocks (h)	—	1,938	55,177	57,115
Preferred Stock	—	588,263	—	588,263
Warrants (h)	—	—	29,171	29,171
Short-Term Investments	16,362,639	—	—	16,362,639
Derivatives (i)
Purchased Options	—	92,590	—	92,590
Credit Default Swaps	—	440,329	—	440,329
Total	$16,362,639	$360,925,443	$919,056	$378,207,138
Liabilities
Derivatives (i)
Written Options	$—	$(63,865)	$—	$(63,865)
Forward Foreign Currency Exchange Contracts	—	(4,890)	—	(4,890)
Total	$—	$(68,755)	$—	$(68,755)

During the period ended May 31, 2013, the amount of transfers between Level 2 and Level 3 was $291. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include value of options purchased, unrealized appreciation (depreciation) on open credit default swap contracts, forward foreign currency exchange contracts and written options, at value.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $346,826,851)	$361,404,170
Investment in Central Cash Management Fund (cost $16,362,639)	16,362,639
Total investments in securities, at value (cost $363,189,490)	377,766,809
Cash	3,492,947
Foreign currency, at value (cost $350)	318
Receivable for investments sold	3,872,767
Receivable for investments sold — when-issued securities	2,039,444
Interest receivable	4,971,490
Unrealized appreciation on swap contracts	440,329
Upfront payments paid on swap contracts	96,760
Other assets	5,046
Total assets	392,685,910
Liabilities
Payable for investments purchased	21,565,536
Payable for investments purchased — when-issued securities	4,372,377
Notes payable	115,000,000
Interest on notes payable	153,700
Options written, at value (premiums received $75,585)	63,865
Unrealized depreciation on forward foreign currency exchange contracts	4,890
Upfront payments received on swap contracts	41,955
Accrued management fee	179,030
Accrued Trustees' fees	7,667
Other accrued expenses and payables	103,137
Total liabilities	141,492,157
Net assets, at value	$251,193,753

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2013 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,496,188
Net unrealized appreciation (depreciation) on: Investments	14,577,319
Swap contracts	440,329
Foreign currency	(9,513)
Written options	11,720
Accumulated net realized gain (loss)	(12,788,402)
Paid-in capital	247,466,112
Net assets, at value	$251,193,753
Net Asset Value
Net Asset Value per share ($251,193,753 ÷ 24,488,347 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2013 (Unaudited)
Investment Income
Income: Interest	$11,070,346
Dividends	18,457
Income distributions — Central Cash Management Fund	6,511
Total income	11,095,314
Expenses: Management fee	1,079,576
Services to shareholders	10,555
Custodian fee	34,216
Professional fees	38,926
Reports to shareholders	51,023
Trustees' fees and expenses	8,315
Interest expense	866,307
Stock exchange listing fees	11,888
Other	30,744
Total expenses	2,131,550
Net investment income	8,963,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,799,620
Swap contracts	104,441
Written options	30,441
Foreign currency	(77,490)
6,857,012
Change in net unrealized appreciation (depreciation) on: Investments	(5,661,083)
Swap contracts	134,542
Unfunded loan commitments	(2,600)
Written options	(30,069)
Foreign currency	72,874
(5,486,336)
Net gain (loss)	1,370,676
Net increase (decrease) in net assets resulting from operations	$10,334,440

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$10,334,440
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(174,405,224)
Net purchases, sales and maturities of short-term investments	(3,858,850)
Net amortization of premium/(accretion of discount)	193,879
Proceeds from sales and maturities of long-term investments	157,717,305
(Increase) decrease in interest receivable	274,367
(Increase) decrease in other assets	5,217
Increase (decrease) in written options, at value	(3,981)
(Increase) decrease in receivable for investments sold	(1,478,252)
(Increase) decrease in receivable for investments sold — when-issued securities	(1,810,881)
Increase (decrease) in interest on notes payable	(16,962)
Increase (decrease) in payable for investments purchased	13,918,558
Increase (decrease) in payable for investments purchased — when-issued securities	2,652,377
(Increase) decrease in upfront payments paid/received on swap contracts	(76,272)
Increase (decrease) in other accrued expenses and payables	12,990
Change in unrealized (appreciation) depreciation on investments	5,661,083
Change in unrealized (appreciation) depreciation on swaps	(134,542)
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(77,481)
Change in unrealized (appreciation) depreciation in unfunded commitments	2,600
Net realized (gain) loss from investments	(6,799,620)
Cash provided (used) by operating activities	$2,110,751
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	12,000,000
Distributions paid (net of reinvestment of distributions)	(10,670,059)
Cash provided (used) by financing activities	1,329,941
Increase (decrease) in cash	3,440,692
Cash at beginning of period (including foreign currency)	52,573
Cash at end of period (including foreign currency)	$3,493,265
Supplemental Disclosure
Reinvestment of distributions	$460,786
Interest paid on notes	$(883,269)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012
Operations: Net investment income	$8,963,764	$19,724,007
Net realized gain (loss)	6,857,012	5,581,569
Change in net unrealized appreciation (depreciation)	(5,486,336)	19,493,194
Net increase (decrease) in net assets resulting from operations	10,334,440	44,798,770
Distributions to shareholders from: Net investment income	(11,130,845)	(22,541,628)
Fund share transactions: Net proceeds from reinvestment of distributions	460,786	929,263
Net increase (decrease) in net assets from Fund share transactions	460,786	929,263
Increase (decrease) in net assets	(335,619)	23,186,405
Net assets at beginning of period	251,529,372	228,342,967
Net assets at end of period (including undistributed net investment income of $1,496,188 and $3,663,269, respectively)	$251,193,753	$251,529,372
Other Information
Shares outstanding at beginning of period	24,445,323	24,353,061
Shares issued to shareholders from reinvestment of distributions	43,024	92,262
Shares outstanding at end of period	24,488,347	24,445,323

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$10.29		$9.38	$9.75	$8.99	$6.52	$9.61
Income (loss) from investment operations: Net investment incomea	.37		.81	.87	.90	.76	.67
Net realized and unrealized gain (loss)	.06		1.02	(.33)	.71	2.49	(2.98)
Total from investment operations	.43		1.83	.54	1.61	3.25	(2.31)
Less distributions from: Net investment income	(.46)		(.92)	(.91)	(.85)	(.78)	(.78)
Net asset value, end of period	$10.26		$10.29	$9.38	$9.75	$8.99	$6.52
Market price, end of period	$10.41		$10.51	$9.98	$10.17	$8.28	$5.10
Total Return
Based on net asset value (%)b	4.02	**	20.20	5.64	18.71	54.34	(24.55	)c
Based on market price (%)b	3.33	**	15.39	7.65	34.58	81.73	(32.88)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	251		252	228	237	218	158
Ratio of expenses before fee reductions (including interest expense) (%)	1.68	*	1.66	1.49	1.62	1.53	1.49
Ratio of expenses after fee reductions (including interest expense) (%)	1.68	*	1.66	1.49	1.62	1.53	1.48
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.00	*	1.00	1.02	1.07	1.04	1.04
Ratio of net investment income (%)	7.06	*	8.09	8.84	9.57	9.69	7.56
Portfolio turnover rate (%)	44	**	45	55	78	113	35
Total debt outstanding end of period ($ thousands)	115,000		103,000	98,247	92,000	88,500	41,500
Asset coverage per $1,000 of debtd	3,184		3,442	3,324	3,572	3,464	4,810

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.
c Total return would have been lower had certain fees not been reduced.
d Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Market Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price and loan participations and assignments are valued at the mean of the most recent bid and ask quotations, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Over-the-counter written or purchased options are valued at prices supplied by a Board-approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan during the six months ended May 31, 2013.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $18,784,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2016 ($5,659,000) and November 30, 2017 ($13,125,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position at the Fund's custodian bank at May 31, 2013.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended May 31, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $3,405,000 to $5,625,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended May 31, 2013, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

A summary of the open purchased option contracts as of May 31, 2013 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in written option contracts had a total value generally indicative of a range from approximately $54,000 to $68,000, and purchased option contracts had a total value generally indicative of a range from approximately $54,000 to $93,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,321,000 to $4,014,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $769,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities presented by the primary underlying risk exposure:
Asset Derivatives	Purchased Options	Swap Contracts	Total
Interest Rate Contracts (a)	$92,590	$—	$92,590
Credit Contracts (a)	—	440,329	440,329
	$92,590	$440,329	$532,919

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investment in securities, at value (includes purchased options) and unrealized appreciation on swap contracts, respectively

Liability Derivatives	Written Options	Forward Contracts	Total
Interest Rate Contracts (a)	$(63,865)	$—	$(63,865)
Foreign Exchange Contracts (b)	—	(4,890)	(4,890)
	$(63,865)	$(4,890)	$(68,755)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2013, and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$30,441	$—	$—	$30,441
Credit Contracts (a)	—		104,441	104,441
Foreign Exchange Contracts (b)	—	(59,193)	—	(59,193)
	$30,441	$(59,193)	$104,441	$75,689

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from written options and swap contracts, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$—	$—	$134,542	$134,542
Foreign Exchange Contracts (b)	—	—	77,481	—	77,481
Interest Rate Contracts (a)	38,524	(30,069)	—	—	8,455
	$38,524	$(30,069)	$77,481	$134,542	$220,478

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options and swap contracts, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended May 31, 2013, purchases and sales of investment securities (excluding short-term investments) aggregated $174,405,224 and $157,717,305, respectively.

For the six months ended May 31, 2013, transactions for written options on interest rate swaps were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	4,200,000	$109,635
Options closed	(2,100,000)	(34,050)
Outstanding, end of period	2,100,000	$75,585

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.85% of the Fund's average weekly net assets, computed and accrued daily and payable monthly.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DISC aggregated $6,491, of which $3,324 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,872, of which $10,614 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $115,000,000 (the "Credit Facility"). The Credit Facility has an initial scheduled maturity date of June 21, 2013 (the "Initial Scheduled Maturity Date"). Unless the Credit Facility is terminated by either party or not extended by the Lender in accordance with its terms, (i) the Initial Scheduled Maturity Date automatically extends by six months on the date that is six months after June 21, 2012; and (ii) each subsequent Scheduled Maturity Date (as defined in the Credit Facility) automatically extends by six months on each date occurring every six months thereafter. Effective June 21, 2013, the Credit Facility was amended to increase the aggregate facility size to $125,000,000 and to modify the renewal terms as amended. The Credit Facility will automatically be renewed for a six-month period on each day after June 21, 2013 unless it is terminated by either party or not extended by the Lender in accordance with its terms.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 1.25% (0.85% effective June 21, 2013). As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. At May 31, 2013, under the Credit Facility, the outstanding loans balance was $115,000,000. The borrowings were valued at cost, which approximates fair value.

Under the Credit Facility, the weighted average outstanding daily balance of all loans during the six months ended May 31, 2013 was approximately $113,478,000, with a weighted average annual borrowing cost of 1.53%. In addition, a commitment fee was charged to the Fund on the unused portion of the credit lines and is included with "interest expense" in the Statement of Operations.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2013 and the year ended November 30, 2012, the Fund did not repurchase shares in the open market.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KMM
CUSIP Number	23338L 108

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

DWS INVESTMENTS

Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DMMIT-3
(R-027923-2 7/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 29, 2013